RELATED PARTY TRANSACTIONS (Details) - CAD CAD in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
RELATED PARTY TRANSACTIONS
Salaries, incentives and short-term benefits	CAD 3,051	CAD 2,645
Unit-based compensation expense including fair value adjustments	2,371	761
Total compensation paid or payable to key management personnel	5,422	CAD 3,406
Reimbursement of proxy contest expense	CAD 700